As filed with the Securities and Exchange Commission on January 29, 2014

1933 Act File No. 333-44010

1940 Act File No. 811-10067

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 23 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 26 ☒

EATON VANCE VARIABLE TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, MA 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, MA 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☒	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance VT Floating-Rate Income Fund and Eaton Vance VT Large-Cap Value Fund (the “Funds”) dated May 1, 2013, as previously filed electronically with the Securities and Exchange Commission on April 25, 2013 (Accession No. 0000940394-13-000577), are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 23 to the Registration Statement of Eaton Vance Variable Trust (the “Amendment”), and Part A and Part B are hereby supplemented as indicated in the Amendment.  This Amendment is being filed to supplement the Prospectus and Statement of Additional Information to add Initial Class and ADV Class shares of the Funds, each a series of the Registrant.

EATON VANCE VT FLOATING-RATE INCOME FUND
EATON VANCE VT LARGE-CAP VALUE FUND
Supplement to Prospectus dated May 1, 2013

1.  As of the date of this Supplement, Eaton Vance VT Floating-Rate Income Fund and Eaton Vance VT Large-Cap Value Fund each offer Initial Class and ADV Class Shares.

2.  The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance VT Floating-Rate Income Fund”:

This table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance separate account (“Variable Contract”) or qualified pension or retirement plan (“Qualified Plan”).  If these fees and expenses were included, expenses shown would be higher.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect direct expenses of the plan, and you should consult your administrator for more information.

This table describes the expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Initial Class	ADV Class
Management Fees	0.58%	0.58%
Distribution and Service (12b-1) Fees	0.25%	n/a
Service Fee	0.25%	0.25%
Other Expenses (estimated for Class I)	0.09%	0.09%
Total Annual Fund Operating Expenses	1.17%	0.92%

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  If these fees and expenses were included, expenses shown would be higher.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class shares	$119	$372	$644	$1,420
ADV Class shares	$94	$293	$509	$1,131

3.  The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance VT Large-Cap Value Fund”:

This table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance separate account (“Variable Contract”) or qualified pension or retirement plan (“Qualified Plan”).  If these fees and expenses were included, expenses shown would be higher.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect direct expenses of the plan, and you should consult your administrator for more information.

This table describes the expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Initial Class	ADV Class
Management Fees	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	n/a
Service Fee	0.25%	0.25%
Other Expenses (estimated for Class I)	0.23%	0.23%
Total Annual Fund Operating Expenses	1.36%	1.11%
Expense Reimbursement(1)	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses	1.30%	1.05%

(1)

The investment adviser has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.30% and 1.05% annually of average daily net assets for Initial Class shares and ADV Class shares, respectively.  The expense reimbursement will continue through April 30, 2014.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  If these fees and expenses were included, expenses shown would be higher.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class shares	$132	$425	$739	$1.360
ADV Class shares	$107	$347	$606	$1,346

4.  The following is added to the first paragraph under “Performance” in “Fund Summaries – Eaton Vance VT Floating-Rate Income Fund”:

No performance is shown for ADV Class shares because they have not been offered prior to the date of this Prospectus.

5.  The following is added to the first paragraph under “Performance” in “Fund Summaries – Eaton Vance VT Large-Cap Value Fund”:

No performance is shown for ADV Class shares because they have not been offered prior to the date of this Prospectus.

6.  The following replaces the first sentence of the paragraph following “Shareholder Servicing Fees.” under “Purchasing and Redeeming Shares”:

The Trust, on behalf of each of its series, has adopted a Shareholder Servicing Plan (“Servicing Plan”) for Initial Class shares and ADV Class shares of each Fund.

7.  The following replaces the first two sentences of the paragraph following “Distribution Fees.” under “Purchasing and Redeeming Shares”:

Each Fund’s Initial Class has in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of Initial Class shares (so-called “12b-1 fees”).  Each Fund’s Initial Class pays distribution fees equal to 0.25% of average daily net assets annually.

8.  The following replaces the paragraph under “Financial Highlights” and the columns are added to Eaton Vance VT Floating-Rate Income Fund and Eaton Vance VT Large-Cap Value Fund’s Financial Highlights tables as indicated:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated.  Certain information in the tables reflects the financial results for a single Fund share.  The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value).  This information (except for the six months ended June 30, 2013 for VT Floating-Rate Income Fund and VT Large-Cap Value Fund) has been audited by                        , an independent registered public accounting firm.  The reports of                         and each Fund’s financial statements are incorporated herein by reference and included in each Fund’s annual report, which are available upon request.  Financial Highlights information is not provided for ADV Class shares of VT Floating-Rate Income Fund and VT Large-Cap Value Fund because they have not yet commenced operations prior to the date of this supplement.

	Six Months Ended June 30, 2013
	(Unaudited)
	VT Floating-Rate Income Fund Initial Class	VT Large-Cap Value Fund Initial Class
Net asset value - Beginning of period	$9.460	$9.240
Income (Loss) From Operations
Net investment income(1)	$0.173	$0.050
Net realized and unrealized gain (loss)	(0.020)	1.170
Total income from operations	$0.153	$1.220
Less Distributions
From net investment income	$(0.173)	$ -----
Total distributions	$(0.173)	$ -----
Net asset value - End of period	$9.440	$10.460
Total Return(2)	1.73%(3)	13.20%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$509,4373	$55,724
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.16%(4)	-----
Expenses after custodian fee reduction	1.16%(4)	-----
Expenses(5)	-----	1.30%(4)(6)
Net investment income	3.66%(4)	1.02%(4)
Portfolio Turnover	23%(3)	37%(3)

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Not annualized.

(4)

Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser subsidized certain operating expenses (equal to 0.02% of average daily net assets for the six months ended June 30, 2013).  Absent this subsidy,

total return would be lower.

March XX, 2014

EATON VANCE VT FLOATING-RATE INCOME FUND
EATON VANCE VT LARGE-CAP VALUE FUND
Supplement to Statement of Additional Information dated May 1, 2013

1.  As of the date of this Supplement, Eaton Vance VT Floating-Rate Income Fund and Eaton Vance Large-Cap Value Fund each now offer Initial Class and ADV Class shares.

2.  The following replaces the first sentence of the paragraph following “Distribution Plans” under “Purchasing and Redeeming Shares”:

The Trust has in effect a compensation-type Distribution Plan for each Fund’s Initial Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that is designed to (i) finance activities which are primarily intended to result in the distribution and sales of the Fund’s shares and to make payments in connection with the distribution of such shares and (ii) pay fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, insurance companies, financial intermediaries and other persons.

3.  The following replaces the first sentence of the paragraph following “Shareholder Servicing Plan” under “Purchasing and Redeeming Shares”:

Initial Class shares and ADV Class shares of each Fund are subject to a shareholder servicing fee payable to Service Organizations for providing services to shareholders pursuant to the Shareholder Servicing Plan adopted for shares of the Fund which shall not exceed 0.25% (on an annual basis) of the average daily net asset value of the Fund’s Initial Class and ADV Class shares held by customers of such Service Organizations.

4.  The following is added as the last sentence of “Distribution and Shareholder Servicing Fees.” under Appendix A and Appendix B:

No shareholder servicing fee information is shown for ADV Class shares of the Fund because they have not been offered prior to the date of this supplement.

5.  The following replaces the first paragraph following “Performance Information.” under Appendix A and Appendix B:

The table below indicates the average annual total return on a hypothetical investment of $1,000 in Initial Class shares of this Fund for the periods shown in the table.  Any performance presented with an asterisk (*) includes the effect of subsidizing expenses.  Performance would have been lower without subsidies.  No performance information is shown for ADV Class shares of the Fund because they have not been offered prior to the date of this supplement.

6.  The following replaces the first paragraph following “Control Persons and Principal Holders of Securities.” under Appendix A and Appendix B:

As of April 1, 2013, the Trustees and officers of the Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of Initial Class shares of the Fund.  In addition, as of the same date, the following record owner(s) held the share percentage indicated below.  No ownership information is shown for ADV Class shares of the Fund because they have not been offered prior to the date of this supplement.

March XX, 2014

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)	(1)

Declaration of Trust dated August 14, 2000, filed as Exhibit (a) to the Trust’s Registration Statement filed on August 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

	(2)

Amendment to Declaration of Trust of Eaton Vance Variable Trust dated August 11, 2008 filed as Exhibit (a)(2) to Post-Effective Amendment No. 14 filed on April 29, 2009 (Accession No. 0000940394-09-000327) and incorporated herein by reference.

	(3)

Amendment to Declaration of Trust dated November 14, 2011 filed as Exhibit (a)(3) to Post-Effective Amendment No. 19 filed on April 26, 2012 (Accession No. 0000940394-12-000422) and incorporated herein by reference.

	(4)

Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value dated August 7, 2006 filed as Exhibit (a)(2) to the Trust’s Post-Effective Amendment No. 7 filed on August 7, 2006 (Accession No. 0000940394-06-000697) and incorporated herein by reference.

(b)

Amended and Restated By-Laws adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 21 filed April 25, 2013 (Accession No. 0000940394-13-000577) and incorporated herein by reference.

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance VT Floating-Rate Income Fund dated December 11, 2000 filed as Exhibit (d)(4) to the Trust’s Pre-Effective Amendment No. 3 filed February 16, 2001 (Accession No. 0000950156-01-000095) and incorporated herein by reference.

	(2)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance VT Large-Cap Value Fund dated December 15, 2006 filed as Exhibit (d)(5) to Post-Effective Amendment No. 10 filed December 15, 2006 (Accession No. 0000940394-06-001168)  and incorporated herein by reference.

(e)	(1)	(a)

Distribution Agreement between Eaton Vance Variable Trust (on behalf of each of its series listed in Schedule A attached) and Eaton Vance Distributors, Inc. dated August 14, 2000 filed as Exhibit (e)(1) to the Trust’s Pre-Effective Amendment No. 2 filed on November 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

		(b)

Schedule A effective August 7, 2006 to Distribution Agreement dated August 14, 2000 filed as Exhibit (1)(b) to the Trust’s Post-Effective Amendment No. 7 filed on August 7, 2006 (Accession No. 0000940394-06-000697) and incorporated herein by reference.

(g)	(1)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

	(2)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(3)

Amendment Number 1 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

	(4)

Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(h)	(1)

Amended and Restated Administrative Services Agreement between Eaton Vance Variable Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012 filed herewith.

	(2)	(a)

Transfer Agency and Shareholder Services Agreement dated February 15, 2001 filed as Exhibit (h)(4)(a) to the Trust’s Post-Effective Amendment No. 3 filed on March 28, 2004 (Accession No. 0000940394-04-000427) and incorporated herein by reference.

		(b)

Appendix A effective August 7, 2006 to Transfer Agency and Service Agreement dated February 15, 2001 filed as Exhibit (h)(3)(b) to the Trust’s Post Effective Amendment No. 7 filed on August 7, 2006 (Accession No. 0000940394-06-000697) and incorporated herein by reference.

	(3)

Shareholder Servicing Plan dated November 13, 2006 filed as Exhibit (h)(4) to Post-Effective Amendment No. 10 filed December 15, 2006 (Accession No. 0000940394-06-001168) and incorporated herein by reference.

	(4)		Form of Shareholder Servicing Agreement filed as Exhibit (h)(5) to Post-Effective Amendment No. 10 filed December 15, 2006 (Accession No. 0000940394-06-001168) and incorporated herein by reference.
	(5)	(a)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A dated October 31, 2012 filed as Exhibit (h)(4) to Post-Effective Amendment No. 63 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed July 26, 2013 (Accession No. 0000940394-13-000938) and incorporated herein by reference.

		(b)

Amended Schedule A dated January 31, 2014 to the Expense Waivers/Reimbursements Agreement dated October 31, 2012 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 159 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

(i)	(1)

Opinion of Internal Counsel dated August 7, 2006  filed as Exhibit (i) to Post-Effective Amendment No. 7 filed on August 7, 2006 (Accession No. 0000940394-06-000697) and incorporated herein by reference.

	(2)		Consent of Internal Counsel dated January 29, 2014 filed herewith.
(m)	(1)	(a)

Distribution Plan (formerly Service Plan) adopted August 14, 2000 (amended April 24, 2006) filed as Exhibit (m)(1)(a) to the Trust’s Post-Effective Amendment No. 7 filed on August 7, 2006 (Accession No. 0000940394-06-000697) and incorporated herein by reference.

		(b)

Schedule A effective August 7, 2006 to Distribution Plan (formerly Service Plan) dated August 14, 2000 (amended April 24, 2006) filed as Exhibit (m)(1)(b) to the Trust’s Post-Effective Amendment No. 7 filed on August 7, 2006 (Accession No. 0000940394-06-000697) and incorporated herein by reference.

(p)

Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds effective September 1, 2000, as revised December 1, 2013 filed as Exhibit (p) to Post-Effective Amendment No. 156 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed December 23, 2013 (Accession No. 0000940394-13-001464) and incorporated herein by reference.

(q)			Power of Attorney for Eaton Vance Variable Trust dated January 2, 2014 filed herewith.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.  Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31.    Business and other Connections of Investment Adviser

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust Eaton Vance Investment Trust Eaton Vance Municipals Trust Eaton Vance Municipals Trust II Eaton Vance Mutual Funds Trust	Eaton Vance Series Fund, Inc. Eaton Vance Series Trust II Eaton Vance Special Investment Trust Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None

Randy Clark	Vice President	None
Eric Cooper	Vice President	None
Tyler Cortelezzi	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Roberto Crugnale	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Dachille	Vice President	None
Kevin Darrow	Vice President	None
Barry Deans	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Scott Firth	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Sheri Gilchrist	Vice President	None
Hugh S. Gilmartin	Vice President	None
Charles Glovsky	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None

Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Elizabeth Johnson	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Vince Leon	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Matthew Navins	Vice President	None
Tyler Neenan	Vice President	None

Mark D. Nelson	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Greg Piaseckyj	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Jamie Smoller	Vice President	None
David Stokkink	Vice President	None
Ralph Studley	Vice President	None
Elaine Sullivan	Vice President	None
Chris Sunderland	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Collin Weir	Vice President	None
Scott Weisel	Vice President	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None

Matthew J. Witkos	President, Chief Executive Officer and Director	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.   Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian and transfer agent, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management located at Two International Place, Boston, MA 02110 and OrbiMed Advisors LLC located at 601 Lexington Avenue, 54th Floor, New York, NY 10022.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 29, 2014.

EATON VANCE VARIABLE TRUST
By:	/s/ Payson F. Swaffield
Payson F. Swaffield, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on January 29, 2014.

Signature	Title

/s/ Payson F. Swaffield	President (Chief Executive Officer)
Payson F. Swaffield

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Allen R. Freedman*	Trustee	Lynn A. Stout*	Trustee
Allen R. Freedman		Lynn A. Stout

Valerie A. Mosley*	Trustee	Harriett Tee Taggart*	Trustee
Valerie A. Mosley		Harriett Tee Taggart

William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(h)	(1)	Amended and Restated Administrative Services Agreement between Eaton Vance Variable Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012
(i)	(2)	Consent of Internal Counsel dated January 29, 2014
(q)		Power of Attorney for Eaton Vance Variable Trust dated January 2, 2014